Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues (expenses)
General and administrative expenses	R$ (1,078,037)	R$ (733,695)	R$ (870,858)
Discontinued operations
Net income	R$ 2,327,168	R$ 1,149,321	R$ 5,048,602
Ordinary shares [member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings loss per share from continuing operations	R$ 0.75215	R$ 0.43170	R$ 1.09201
Diluted earnings loss per share from continuing operations	0.75215	0.43170	1.09201
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings loss per share	0.78574	0.38839	1.61429
Diluted earnings loss per share	0.78574	0.38839	1.61429
Class A Preferred Shares [member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings loss per share from continuing operations	0.87237	0.55106	1.28802
Diluted earnings loss per share from continuing operations	0.87237	0.55106	1.28802
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings loss per share	0.90931	0.50343	1.86252
Diluted earnings loss per share	0.90931	0.50343	1.86252
Class B Preferred Shares [member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings loss per share from continuing operations	0.76906	0.46509	1.38297
Diluted earnings loss per share from continuing operations	0.76906	0.46509	1.38297
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings loss per share	0.80600	0.41745	1.95747
Diluted earnings loss per share	R$ 0.80600	R$ 0.41745	R$ 1.95747
Companhia Paranaense De Energia Copel [Member]
Operating revenues (expenses)
General and administrative expenses	R$ (177,097)	R$ (111,665)	R$ (126,172)
Other revenues (expenses), net	(38,990)	(441,601)	(86,344)
Result of equity in investees	2,332,609	1,746,263	3,364,033
Total Operating revenues (expenses)	2,116,522	1,192,997	3,151,517
Operating income before financial results	2,116,522	1,192,997	3,151,517
Financial income (expenses)
Financial revenues	145,881	57,658	304,809
Financial expenses	(115,669)	(177,375)	(112,332)
Total Financial income (expenses)	30,212	(119,717)	192,477
Operating income	2,146,734	1,073,280	3,343,994
Income tax and social contribution
Income tax and social contribution	(5,737)		67,641
Deferred income tax and social contribution	17,080	164,539	30,250
Total Income tax and social contribution	11,343	164,539	97,891
Net income from continuing operations	2,158,077	1,237,819	3,441,885
Discontinued operations
Net income (loss) from discontinued operations	100,733	(125,812)	1,510,688
Net income	R$ 2,258,810	R$ 1,112,007	R$ 4,952,573